Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Income (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									$ 844	$ (324)	$ (280)
Realized Gain (Loss) on Derivatives									(53)	(88)	(277)
Unrealized Gain (Loss) on Hedged Item									(761)	652	1,061
Total Gain (Loss) on Derivatives, Gross									30	240	504
Realized Gain (Loss) on Derivatives, Net									(61)	(211)	(615)
Total Gain (Loss) On Derivatives, Net	$ 38	$ 25	$ (25)	$ (16)	$ 6	$ 137	$ (28)	$ 1	22	117	166
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss) on Derivatives									8	123	338
Less: realized gains (losses) recorded in interest expense									8	123	338
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(761)	652	1,061
Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									707	(607)	(909)
Realized Gain (Loss) on Derivatives									57	173	338
Unrealized Gain (Loss) on Hedged Item									(761)	652	1,061
Total Gain (Loss) on Derivatives, Gross									3	218	490
Designated as Hedging Instrument [Member] | Fair Value [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(214)	(288)	(115)
Realized Gain (Loss) on Derivatives									175	259	345
Unrealized Gain (Loss) on Hedged Item									193	302	140
Total Gain (Loss) on Derivatives, Gross									154	273	370
Designated as Hedging Instrument [Member] | Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									921	(319)	(794)
Realized Gain (Loss) on Derivatives									(118)	(86)	(7)
Unrealized Gain (Loss) on Hedged Item									(954)	350	921
Total Gain (Loss) on Derivatives, Gross									(151)	(55)	120
Designated as Hedging Instrument [Member] | Cash Flow [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss) on Derivatives									(49)	(50)
Total Gain (Loss) on Derivatives, Gross									(49)	(50)
Designated as Hedging Instrument [Member] | Cash Flow [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss) on Derivatives									(49)	(50)
Total Gain (Loss) on Derivatives, Gross									(49)	(50)
Trading [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									137	283	629
Realized Gain (Loss) on Derivatives									(61)	(211)	(615)
Total Gain (Loss) on Derivatives, Gross									76	72	14
Unrealized Gain (Loss) on Derivatives, Net									844	(324)	(280)
Trading [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(16)	(13)	61
Realized Gain (Loss) on Derivatives									24	42	42
Total Gain (Loss) on Derivatives, Gross									8	29	103
Trading [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									8	9	2
Realized Gain (Loss) on Derivatives									(6)	(4)	(4)
Total Gain (Loss) on Derivatives, Gross									2	5	(2)
Trading [Member] | Floor Income Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									150	297	557
Realized Gain (Loss) on Derivatives									(69)	(246)	(650)
Total Gain (Loss) on Derivatives, Gross									81	51	(93)
Trading [Member] | Other [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(5)	(10)	9
Realized Gain (Loss) on Derivatives									(10)	(3)	(3)
Total Gain (Loss) on Derivatives, Gross									$ (15)	$ (13)	$ 6